Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Income Taxes [Line Items]
Income tax expenses (in Yuan Renminbi)	$ 3	¥ 20	¥ 25
PRC [Member]
Income Taxes [Line Items]
Uniform tax rate	25.00%	25.00%
Unrecognized tax benefits
Income tax expenses (in Yuan Renminbi)		¥ 20	¥ 25
Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%